UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03591

CALVERT VARIABLE SERIES, INC.

(Exact name of registrant as specified in charter)
 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2012

Item 1. Schedule of Investments.

CALVERT VP SRI BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2012

EQUITY SECURITIES - 60.2%	SHARES	VALUE
Beverages - 1.0%
Monster Beverage Corp.*	53,500	$3,321,815

Capital Markets - 1.5%
Franklin Resources, Inc.	38,300	4,750,349

Chemicals - 2.8%
Ecolab, Inc.	87,100	5,375,812
Praxair, Inc.	30,700	3,519,448
		8,895,260

Commercial Banks - 1.0%
CoBank ACB, Preferred (e)*	300	219,375
US Bancorp	89,800	2,844,864
		3,064,239

Communications Equipment - 1.9%
Cisco Systems, Inc.	137,000	2,897,550
F5 Networks, Inc.*	22,200	2,996,112
		5,893,662

Computers & Peripherals - 4.2%
Apple, Inc.*	12,135	7,274,568
EMC Corp.*	204,200	6,101,496
		13,376,064

Consumer Finance - 1.9%
Capital One Financial Corp.	105,600	5,886,144

Containers & Packaging - 1.3%
Ball Corp.	95,600	4,099,328

Diversified Financial Services - 3.0%
IntercontinentalExchange, Inc.*	26,400	3,627,888
JPMorgan Chase & Co.	107,600	4,947,448
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	221,600
Trust II, Preferred (b)(e)	500,000	221,600
Trust III, Preferred (b)(e)	500,000	221,600
Trust IV, Preferred (b)(e)	500,000	221,600
		9,461,736

Diversified Telecommunication Services - 1.1%
CenturyLink, Inc.	92,700	3,582,855

Electrical Equipment - 1.4%
Rockwell Automation, Inc.	56,500	4,503,050

Energy Equipment & Services - 2.6%
Cameron International Corp.*	85,200	4,501,116
FMC Technologies, Inc.*	72,500	3,655,450
		8,156,566

Food & Staples Retailing - 1.2%
Walgreen Co.	116,400	3,898,236

Gas Utilities - 1.9%
Oneok, Inc.	73,100	5,969,346

Health Care Equipment & Supplies - 1.6%
Intuitive Surgical, Inc.*	9,160	4,962,430

Health Care Providers & Services - 5.1%
Cardinal Health, Inc.	89,400	3,854,034
CIGNA Corp.	85,900	4,230,575
Express Scripts, Inc.*	79,200	4,291,056
Laboratory Corp. of America Holdings*	42,400	3,881,296
		16,256,961

Health Care Technology - 0.9%
Cerner Corp.*	37,200	2,833,152

Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc.*	7,150	2,988,700

Household Products - 1.2%
Church & Dwight Co., Inc.	75,000	3,689,250

Industrial Conglomerates - 1.6%
Danaher Corp.	89,100	4,989,600

Insurance - 1.2%
Aflac, Inc.	85,500	3,932,145

Internet & Catalog Retail - 2.2%
Amazon.com, Inc.*	22,250	4,505,848
priceline.com, Inc.*	3,550	2,547,125
		7,052,973

Internet Software & Services - 1.5%
Google, Inc.*	7,470	4,790,063

IT Services - 1.6%
Alliance Data Systems Corp.*	24,300	3,060,828
MasterCard, Inc.	4,530	1,905,046
		4,965,874

Machinery - 3.5%
Cummins, Inc.	50,600	6,074,024
Deere & Co.	63,800	5,161,420
		11,235,444

Multiline Retail - 1.8%
Nordstrom, Inc.	101,600	5,661,152

Oil, Gas & Consumable Fuels - 3.6%
Denbury Resources, Inc.*	249,200	4,542,916
EOG Resources, Inc.	40,600	4,510,660
Pioneer Natural Resources Co.	20,100	2,242,959
		11,296,535

Semiconductors & Semiconductor Equipment - 1.3%
Lam Research Corp.*	91,700	4,091,654

Software - 1.9%
Microsoft Corp.	185,800	5,992,050

Specialty Retail - 3.5%
Bed Bath & Beyond, Inc.*	73,900	4,860,403
TJX Co.'s, Inc.	145,380	6,151,079
		11,011,482

Total Equity Securities (Cost $156,580,125)		190,608,115

ASSET-BACKED SECURITIES - 0.4%	PRINCIPAL AMOUNT
CPS Auto Trust, 6.48%, 7/15/13 (e)	$78,677	79,521
DT Auto Owner Trust:
0.99%, 5/15/13 (e)	199,811	199,803
1.40%, 8/15/14 (e)	180,460	180,506
Enterprise Mortgage Acceptance Co. LLC, 7.649%, 1/15/27 (e)(r)	632,769	362,261
Santander Drive Auto Receivables Trust, 1.37%, 8/15/13 (e)	595,602	596,527

Total Asset-Backed Securities (Cost $1,416,797)		1,418,618

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.0%
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	93,191	94,170
JP Morgan Mortgage Trust, 4.233%, 7/25/35 (r)	16,817	16,797
Merrill Lynch Mortgage Investors, Inc., 2.572%, 12/25/35 (r)	22,396	22,267

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $128,951)		133,234

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
Asset Securitization Corp., 6.679%, 2/14/43 (r)	1,000,000	1,020,898
Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.783%, 7/10/43 (r)	93,321	93,296
GS Mortgage Securities Corp. II, 4.295%, 1/10/40	33,973	34,005
JP Morgan Chase Commercial Mortgage Securities Corp., 6.162%, 5/12/34	165,065	165,013
LB-UBS Commercial Mortgage Trust, 4.96%, 12/15/31	305,117	311,495
Morgan Stanley Dean Witter Capital I, 6.55%, 7/15/33	2,000,000	2,035,710

Total Commercial Mortgage-Backed Securities (Cost $3,753,804)		3,660,417

CORPORATE BONDS - 20.8%
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
Ally Financial, Inc., 4.50%, 2/11/14	500,000	500,625
America Movil SAB de CV, 2.375%, 9/8/16	300,000	303,698
American Express Bank FSB, 0.371%, 5/29/12 (r)	1,500,000	1,500,183
American Express Credit Corp.:
2.80%, 9/19/16	150,000	154,110
2.375%, 3/24/17	1,000,000	1,001,538
AmerisourceBergen Corp., 3.50%, 11/15/21	100,000	102,021
Amgen, Inc.:
2.50%, 11/15/16	225,000	231,216
3.875%, 11/15/21	200,000	204,790
5.15%, 11/15/41	150,000	150,605
ANZ National International Ltd., 1.474%, 12/20/13 (e)(r)	750,000	746,453
APL Ltd., 8.00%, 1/15/24 (b)	600,000	366,000
Aristotle Holding, Inc., 2.75%, 11/21/14 (e)	150,000	154,119
AT&T, Inc.:
2.95%, 5/15/16	300,000	317,018
3.875%, 8/15/21	800,000	846,162
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	2,500,000	—
Bank of America Corp.:
1.973%, 1/30/14 (r)	400,000	392,723
3.75%, 7/12/16	100,000	100,498
5.625%, 10/14/16	350,000	372,115
5.00%, 5/13/21	400,000	400,617
5.70%, 1/24/22	1,300,000	1,376,159
Bank of America NA, 5.30%, 3/15/17	500,000	521,785
Bank of Montreal, 1.95%, 1/30/18 (e)	300,000	303,293
Bank of New York Mellon Corp.:
1.70%, 11/24/14	300,000	304,696
2.40%, 1/17/17	300,000	307,101
Bank of Nova Scotia:
1.25%, 11/7/14 (e)	500,000	504,024
1.95%, 1/30/17 (e)	350,000	353,843
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	253,670
Boston Properties LP, 3.70%, 11/15/18	200,000	206,854
Canadian National Railway Co., 1.45%, 12/15/16	100,000	99,448
Capital One Financial Corp., 4.75%, 7/15/21	500,000	526,111
CBS Corp., 5.75%, 4/15/20	200,000	229,935
CenturyLink, Inc.:
7.875%, 8/15/12	1,000,000	1,022,999
5.80%, 3/15/22	250,000	244,128
CIT Group, Inc., 5.25%, 4/1/14 (e)	250,000	255,313
Colgate-Palmolive Co., 1.30%, 1/15/17	150,000	150,124
Corning, Inc., 4.75%, 3/15/42	1,000,000	968,388
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	1,000,000	1,028,916
CVS Pass-Through Trust:
6.036%, 12/10/28	864,435	947,758
7.507%, 1/10/32 (e)	479,316	574,120
Discover Bank, 8.70%, 11/18/19	500,000	622,195
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	150,000	148,550
Ecolab, Inc., 4.35%, 12/8/21	500,000	530,058
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,000,000	1,075,000
ERP Operating LP, 4.625%, 12/15/21	400,000	421,175
First Niagara Financial Group, Inc., 6.75%, 3/19/20	500,000	547,650
Ford Motor Credit Co. LLC:
7.50%, 8/1/12	100,000	101,492
3.875%, 1/15/15	250,000	252,441
5.875%, 8/2/21	700,000	755,013
France Telecom SA, 5.375%, 1/13/42	500,000	528,600
FUEL Trust:
4.207%, 4/15/16 (e)	250,000	256,569
3.984%, 12/15/22 (e)	750,000	760,935
Gilead Sciences, Inc., 4.40%, 12/1/21	150,000	157,451
Glitnir Banki HF:
2.95%, 10/15/08 (y)*	1,000,000	270,000
3.226%, 1/21/11 (e)(r)(y)*	500,000	135,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)(y)*	1,250,000	125
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	100,000	106,048
6.15%, 4/1/18	500,000	539,315
5.375%, 3/15/20	300,000	304,973
5.75%, 1/24/22	1,500,000	1,543,110
Great River Energy, 5.829%, 7/1/17 (e)	273,846	297,087
Hershey Co., 1.50%, 11/1/16	150,000	151,048
Hewlett-Packard Co., 0.891%, 5/30/14 (r)	500,000	494,214
Hospira, Inc., 6.40%, 5/15/15	100,000	109,701
HSBC Finance Corp., 0.824%, 9/14/12 (r)	1,000,000	999,465
Intel Corp., 4.80%, 10/1/41	500,000	532,601
International Business Machines Corp.:
0.875%, 10/31/14	750,000	752,295
2.90%, 11/1/21	300,000	304,319
Jefferies Group, Inc., 5.125%, 4/13/18	250,000	242,500
John Deere Capital Corp.:
1.25%, 12/2/14	250,000	253,234
2.00%, 1/13/17	200,000	204,012
JPMorgan Chase & Co.:
1.599%, 9/22/15 (r)	500,000	499,591
4.40%, 7/22/20	100,000	103,741
4.35%, 8/15/21	500,000	510,867
4.50%, 1/24/22	1,000,000	1,040,339
JPMorgan Chase Capital XXV, 6.80%, 10/1/37	700,000	703,920
Kellogg Co., 1.875%, 11/17/16	145,000	146,302
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	1,500,000	1,259,175
Lowe's Co.'s, Inc., 3.80%, 11/15/21	200,000	212,173
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,154,000	5,385
8.30%, 12/1/37 (e)(m)*	3,200,000	8,000
Masco Corp., 5.85%, 3/15/17	400,000	409,939
Medtronic, Inc., 3.125%, 3/15/22	500,000	502,383
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	1,222,000	259,993
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,070,854
New York Life Global Funding, 1.65%, 5/15/17 (e)	200,000	198,328
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	1,000,000	1,053,250
O'Reilly Automotive, Inc., 4.625%, 9/15/21	500,000	527,088
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	1,000,000	—
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	953,950	760,852
Pioneer Natural Resources Co., 5.875%, 7/15/16	900,000	998,510
Prudential Financial, Inc., 3.625%, 9/17/12	600,000	607,670
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	840,000	815,909
Royal Bank of Canada, 1.45%, 10/30/14	500,000	506,618
Safeway, Inc., 4.75%, 12/1/21	150,000	155,066
Salvation Army, 5.46%, 9/1/16	140,000	159,691
SBA Tower Trust, 4.254%, 4/15/40 (e)	750,000	781,989
Simon Property Group LP:
6.125%, 5/30/18	500,000	588,679
4.125%, 12/1/21	120,000	125,915
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	426,290
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	800,000	816,000
SSIF Nevada LP, 1.267%, 4/14/14 (e)(r)	1,200,000	1,190,849
Stadshypotek AB, 1.02%, 9/30/13 (e)(r)	1,000,000	998,838
SunTrust Bank:
0.782%, 8/24/15 (r)	500,000	456,345
7.25%, 3/15/18	500,000	571,817
Svenska Handelsbanken AB, 1.474%, 9/14/12 (e)(r)	500,000	501,498
Target Corp., 2.90%, 1/15/22	425,000	420,057
Telefonica Emisiones SAU, 5.134%, 4/27/20	1,000,000	956,428
The Coca-Cola Co., 0.424%, 3/14/14 (r)	1,600,000	1,601,258
The Dun & Bradstreet Corp., 2.875%, 11/15/15	1,000,000	1,030,135
The Gap, Inc., 5.95%, 4/12/21	750,000	756,860
Time Warner Cable, Inc.:
4.00%, 9/1/21	300,000	307,376
5.50%, 9/1/41	300,000	314,258
Time Warner, Inc.:
4.875%, 3/15/20	100,000	110,650
4.00%, 1/15/22	270,000	280,453
5.375%, 10/15/41	280,000	294,193
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (b)(e)	17,731,847	2,736,024
Toronto-Dominion Bank, 2.375%, 10/19/16	300,000	307,727
Toyota Motor Credit Corp.:
2.05%, 1/12/17	300,000	304,486
3.30%, 1/12/22	300,000	305,829
United Parcel Service, Inc., 3.125%, 1/15/21	150,000	157,129
US Bank:
4.95%, 10/30/14	100,000	109,528
3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,000,000	1,044,066
Volkswagen International Finance NV, 1.191%, 4/1/14 (e)(r)	1,000,000	996,873
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	1,600,000	1,512,000
Wells Fargo & Co., 4.375%, 1/31/13	125,000	128,848
Western Express, Inc., 12.50%, 4/15/15 (e)	500,000	207,500
Willis Group Holdings plc, 4.125%, 3/15/16	500,000	508,243
Xerox Corp.:
5.50%, 5/15/12	500,000	502,549
1.874%, 9/13/13 (r)	500,000	504,427

Total Corporate Bonds (Cost $74,641,541)		65,790,093

MUNICIPAL OBLIGATIONS - 1.4%
Maryland Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (f)*	370,000	98,783
Series C, Zero Coupon, 7/1/48 (f)	506,807	5
Michigan Strategic Fund LO Revenue VRDN, 0.66%, 9/1/22 (r)	1,000,000	1,000,000
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	500,000	505,995
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.263%, 9/1/16	545,000	553,077
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	175,000	177,644
South Bend County Indiana Economic Development Income Tax Revenue Bonds, 5.30%, 2/1/17	930,000	1,050,742
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.734%, 9/1/47 (e)	1,000,000	1,176,260

Total Municipal Obligations (Cost $4,948,051)		4,562,506

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.2%
Federal Home Loan Bank, 3.625%, 10/18/13	200,000	210,025
Freddie Mac, 5.50%, 7/18/16	300,000	357,115

Total U.S. Government Agencies And Instrumentalities (Cost $529,904)		567,140

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.7%
Fannie Mae:
3.50%, 4/12/12	960,000	985,800
4.00%, 4/12/12	1,250,000	1,310,547

Total U.S. Government Agency Mortgage-Backed Securities (Cost $2,308,026)		2,296,347

U.S. TREASURY - 9.9%
United States Treasury Bonds:
3.125%, 11/15/41	2,560,000	2,455,600
3.125%, 2/15/42	1,761,000	1,688,084
United States Treasury Notes:
0.875%, 2/28/17	3,882,000	3,854,706
1.375%, 9/30/18	56,000	55,628
2.00%, 2/15/22	23,796,000	23,338,665

Total U.S. Treasury (Cost $31,963,780)		31,392,683

TIME DEPOSIT - 5.5%
State Street Bank Time Deposit, 0.113%, 4/2/12	17,352,768	17,352,768

Total Time Deposit (Cost $17,352,768)		17,352,768

SOVEREIGN GOVERNMENT BONDS - 0.3%
Province of Ontario Canada, 3.00%, 7/16/18	1,000,000	1,058,570

Total Sovereign Government Bonds (Cost $1,047,999)		1,058,570

TOTAL INVESTMENTS (Cost $294,939,101) - 100.6%		318,840,491
Other assets and liabilities, net - (0.6%)		(2,063,669)
NET ASSETS - 100%		$316,776,822

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	58	6/12	$7,510,094	($106,104)
30 Year U.S. Treasury Bonds	25	6/12	3,443,750	(128,156)
Total Purchased				($234,260)

Sold:
2 Year U.S. Treasury Notes	134	6/12	$29,498,844	$14,489
5 Year U.S. Treasury Notes	21	6/12	2,573,320	18,021
Total Sold				$32,510

(b) This security was valued by the Board of Directors. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f) Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 750,000 par Maryland State Economic Development Corp. Revenue Bonds due 10/1/19 that were previously held by the Portfolio. Series B is not accruing interest.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
FSB: Federal Savings Bank
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
plc: Public Limited Company
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SRI MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2012

EQUITY SECURITIES - 98.9%	SHARES	VALUE
Aerospace & Defense - 2.2%
Cubic Corp.	20,900	$988,152

Auto Components - 2.6%
TRW Automotive Holdings Corp.*	25,200	1,170,540

Chemicals - 2.4%
Ecolab, Inc.	17,550	1,083,186

Communications Equipment - 2.1%
F5 Networks, Inc.*	6,825	921,102

Computers & Peripherals - 2.6%
NCR Corp.*	52,850	1,147,373

Consumer Finance - 1.9%
World Acceptance Corp.*	14,075	862,094

Containers & Packaging - 2.9%
Ball Corp.	30,875	1,323,920

Diversified Consumer Services - 4.5%
Coinstar, Inc.*	15,700	997,735
Sotheby's	25,850	1,016,939
		2,014,674

Diversified Financial Services - 1.9%
IntercontinentalExchange, Inc.*	6,325	869,182

Electronic Equipment & Instruments - 2.4%
SYNNEX Corp.*	28,575	1,089,850

Energy Equipment & Services - 5.2%
FMC Technologies, Inc.*	24,300	1,225,206
RPC, Inc.	103,387	1,096,936
		2,322,142

Food Products - 2.5%
Corn Products International, Inc.	19,750	1,138,587

Health Care Providers & Services - 6.2%
AmerisourceBergen Corp.	21,750	863,040
Chemed Corp.	10,625	665,975
WellCare Health Plans, Inc.*	17,525	1,259,697
		2,788,712

Household Products - 3.1%
Church & Dwight Co., Inc.	28,225	1,388,388

Insurance - 2.3%
Torchmark Corp.	20,450	1,019,433

Internet & Catalog Retail - 1.6%
Expedia, Inc.	21,850	730,664

IT Services - 10.9%
Global Payments, Inc. (b)	21,375	1,015,312
Syntel, Inc.	25,450	1,425,200
Teradata Corp.*	17,625	1,201,144
Wright Express Corp.*	19,200	1,242,816
		4,884,472

Leisure Equipment & Products - 2.6%
Polaris Industries, Inc.	16,450	1,186,867

Life Sciences - Tools & Services - 2.4%
Mettler-Toledo International, Inc.*	5,845	1,079,864

Machinery - 5.8%
Actuant Corp.	39,300	1,139,307
Colfax Corp.*	15,125	533,005
Valmont Industries, Inc.	7,850	921,669
		2,593,981

Media - 1.9%
Gannett Co., Inc.	54,600	837,018

Metals & Mining - 3.0%
Reliance Steel & Aluminum Co.	23,650	1,335,752

Oil, Gas & Consumable Fuels - 2.4%
Denbury Resources, Inc.*	59,100	1,077,393

Pharmaceuticals - 5.3%
Endo Pharmaceuticals Holdings, Inc.*	28,775	1,114,456
Questcor Pharmaceuticals, Inc.*	33,600	1,264,032
		2,378,488

Road & Rail - 2.8%
Landstar System, Inc.	21,425	1,236,651

Semiconductors & Semiconductor Equipment - 2.2%
Lam Research Corp.*	22,650	1,010,643

Specialty Retail - 8.6%
Ascena Retail Group, Inc.*	33,500	1,484,720
Ross Stores, Inc.	24,600	1,429,260
The Buckle, Inc.	20,125	963,988
		3,877,968

Trading Companies & Distributors - 3.5%
WESCO International, Inc.*	24,250	1,583,767

Wireless Telecommunication Services - 1.1%
MetroPCS Communications, Inc.*	55,750	502,865

Total Equity Securities (Cost $35,738,399)		44,443,728

TIME DEPOSIT - 0.8%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.113%, 4/2/12	$348,812	348,812

Total Time Deposit (Cost $348,812)		348,812

TOTAL INVESTMENTS (Cost $36,087,211) - 99.7%		44,792,540
Other assets and liabilities, net - 0.3%		146,284
NET ASSETS - 100%		$44,938,824

(b) This security was valued by the Board of Directors. See Note A.

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SRI STRATEGIC PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2012

EQUITY SECURITIES - 96.3%	SHARES	VALUE
Auto Components - 0.6%
Delphi Automotive plc*	12,700	$401,320

Biotechnology - 4.4%
Gilead Sciences, Inc.*	65,100	3,180,135

Capital Markets - 4.0%
Charles Schwab Corp.	204,300	2,935,791

Communications Equipment - 1.2%
Juniper Networks, Inc.*	36,788	841,709

Computers & Peripherals - 6.1%
Apple, Inc.*	5,275	3,162,204
Dell, Inc.*	76,300	1,266,580
		4,428,784

Diversified Financial Services - 8.8%
Bank of America Corp.	159,000	1,521,630
Citigroup, Inc.	43,600	1,593,580
JPMorgan Chase & Co.	72,900	3,351,942
		6,467,152

Diversified Telecommunication Services - 2.4%
Level 3 Communications, Inc.*	67,053	1,725,274

Health Care Equipment & Supplies - 4.3%
Alere, Inc.*	55,207	1,435,934
Varian Medical Systems, Inc.*	24,715	1,704,346
		3,140,280

Health Care Providers & Services - 1.6%
Community Health Systems, Inc.*	53,224	1,183,702

Hotels, Restaurants & Leisure - 2.1%
Life Time Fitness, Inc.*	30,140	1,524,180

Household Durables - 1.3%
PulteGroup, Inc.*	109,800	971,730

Industrial Conglomerates - 2.8%
General Electric Co.	101,095	2,028,977

Insurance - 9.0%
Genworth Financial, Inc.*	207,900	1,729,728
Hartford Financial Services Group, Inc.	102,400	2,158,592
MetLife, Inc.	72,900	2,722,815
		6,611,135

Internet Software & Services - 6.8%
Google, Inc.*	4,759	3,051,661
Yahoo!, Inc.*	125,100	1,904,022
		4,955,683

IT Services - 1.8%
Amdocs Ltd.*	41,900	1,323,202

Life Sciences - Tools & Services - 4.7%
Thermo Fisher Scientific, Inc.	61,531	3,469,118

Metals & Mining - 3.1%
United States Steel Corp.	77,800	2,284,986

Oil, Gas & Consumable Fuels - 11.1%
Alpha Natural Resources, Inc.*	38,200	581,022
Apache Corp.	24,531	2,463,894
Exxon Mobil Corp.	36,870	3,197,735
SandRidge Energy, Inc.*	240,705	1,884,720
		8,127,371

Semiconductors & Semiconductor Equipment - 2.6%
MEMC Electronic Materials, Inc.*	334,276	1,206,736
ON Semiconductor Corp.*	77,450	697,824
		1,904,560

Software - 1.9%
Microsoft Corp.	43,800	1,412,550

Specialty Retail - 12.6%
Best Buy Co., Inc.	85,879	2,033,615
Office Depot, Inc.*	303,500	1,047,075
OfficeMax, Inc.*	71,100	406,692
Staples, Inc.	206,300	3,337,934
The Gap, Inc.	90,600	2,368,284
		9,193,600

Wireless Telecommunication Services - 3.1%
KDDI Corp. (ADR)	95,525	1,551,326
Softbank Corp. (ADR)	50,500	750,935
		2,302,261

Total Equity Securities (Cost $65,838,845)		70,413,500

CORPORATE BONDS - 0.7%	PRINCIPAL AMOUNT
Level 3 Communications, Inc., 6.50%, 10/1/16	$346,000	553,600

Total Corporate Bonds (Cost $346,000)		553,600

TIME DEPOSIT - 1.9%
State Street Bank Time Deposit, 0.113%, 4/2/12	1,381,758	1,381,758

Total Time Deposit (Cost $1,381,758)		1,381,758

TOTAL INVESTMENTS (Cost $67,566,603) - 98.9%		72,348,858
Other assets and liabilities, net - 1.1%		794,152
NET ASSETS - 100%		$73,143,010

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2012

EQUITY SECURITIES - 99.8%	SHARES	VALUE
Aerospace & Defense - 2.6%
Hexcel Corp.*	7,819	$187,734
Triumph Group, Inc.	8,012	502,032
		689,766

Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc.*	3,584	176,369

Airlines - 0.8%
JetBlue Airways Corp.*	44,590	218,045

Biotechnology - 5.2%
BioMarin Pharmaceutical, Inc.*	3,537	121,142
Cepheid, Inc.*	7,496	313,558
Halozyme Therapeutics, Inc.*	15,875	202,565
Onyx Pharmaceuticals, Inc.*	5,174	194,956
Seattle Genetics, Inc.*	6,048	123,258
Theravance, Inc.*	6,043	117,839
United Therapeutics Corp.*	6,115	288,200
		1,361,518

Capital Markets - 0.5%
Duff & Phelps Corp.	9,078	141,072

Chemicals - 2.7%
Huntsman Corp.	23,511	329,389
Intrepid Potash, Inc.*	6,261	152,330
Quaker Chemical Corp.	5,502	217,054
		698,773

Commercial Banks - 0.6%
UMB Financial Corp.	3,425	153,217

Commercial Services & Supplies - 2.5%
GEO Group, Inc.*	15,910	302,449
Waste Connections, Inc.	10,807	351,552
		654,001

Communications Equipment - 1.0%
Riverbed Technology, Inc.*	9,715	272,797

Construction & Engineering - 0.7%
Northwest Pipe Co.*	8,709	184,979

Construction Materials - 0.4%
Texas Industries, Inc.	3,251	113,818

Consumer Finance - 2.0%
Cash America International, Inc.	8,511	407,932
Ezcorp, Inc.*	3,420	110,996
		518,928

Diversified Consumer Services - 0.8%
Sotheby's	5,385	211,846

Diversified Financial Services - 0.5%
KKR Financial Holdings LLC	14,595	134,420

Electrical Equipment - 1.4%
Polypore International, Inc.*	2,436	85,650
Regal-Beloit Corp.	4,318	283,045
		368,695

Electronic Equipment & Instruments - 4.5%
Coherent, Inc.*	6,761	394,369
DTS, Inc.*	8,581	259,318
InvenSense, Inc.*	7,090	128,329
IPG Photonics Corp.*	3,518	183,112
Universal Display Corp.*	6,314	230,650
		1,195,778

Energy Equipment & Services - 5.4%
Dril-Quip, Inc.*	2,470	160,599
Lufkin Industries, Inc.	9,993	805,936
OYO Geospace Corp.*	4,242	446,810
		1,413,345

Food & Staples Retailing - 1.3%
Fresh Market, Inc.*	7,128	341,788

Health Care Equipment & Supplies - 4.5%
ArthroCare Corp.*	12,205	327,704
Sirona Dental Systems, Inc.*	7,222	372,222
The Cooper Co.'s, Inc.	3,620	295,790
Thoratec Corp.*	5,222	176,034
		1,171,750

Health Care Providers & Services - 4.9%
Air Methods Corp.*	2,464	214,984
AMERIGROUP Corp.*	3,818	256,875
Catalyst Health Solutions, Inc.*	5,468	348,476
Centene Corp.*	9,493	464,872
		1,285,207

Health Care Technology - 3.4%
Allscripts Healthcare Solutions, Inc.*	12,974	215,368
MedAssets, Inc.*	12,660	166,606
Quality Systems, Inc.	11,172	488,551
Vocera Communications, Inc.*	1,444	33,790
		904,315

Hotels, Restaurants & Leisure - 7.0%
Bally Technologies, Inc.*	9,113	426,033
BJ's Restaurants, Inc.*	6,399	322,190
Orient-Express Hotels Ltd.*	18,882	192,596
Pinnacle Entertainment, Inc.*	15,953	183,619
Shuffle Master, Inc.*	40,509	712,958
		1,837,396

Household Durables - 1.0%
Universal Electronics, Inc.*	13,486	269,450

Insurance - 1.1%
Validus Holdings Ltd.	9,242	286,040

Internet Software & Services - 1.3%
Monster Worldwide, Inc.*	33,835	329,891

IT Services - 1.0%
Sapient Corp.	21,260	264,687

Life Sciences - Tools & Services - 2.5%
Bruker Corp.*	16,821	257,530
ICON plc (ADR)*	7,368	156,349
PAREXEL International Corp.*	8,662	233,614
		647,493

Machinery - 3.3%
Colfax Corp.*	5,011	176,588
Meritor, Inc.*	19,965	161,117
Terex Corp.*	6,000	135,000
Twin Disc, Inc.	3,898	101,699
WABCO Holdings, Inc.*	4,818	291,393
		865,797

Metals & Mining - 2.2%
RTI International Metals, Inc.*	13,640	314,538
Titanium Metals Corp.	18,766	254,467
		569,005

Oil, Gas & Consumable Fuels - 2.3%
Gulfport Energy Corp.*	6,066	176,642
Oasis Petroleum, Inc.*	13,748	423,851
		600,493

Pharmaceuticals - 2.5%
Salix Pharmaceuticals Ltd.*	9,114	478,485
VIVUS, Inc.*	7,988	178,612
		657,097

Professional Services - 1.0%
Acacia Research Corp.*	6,282	262,211

Real Estate Investment Trusts - 1.0%
Redwood Trust, Inc.	11,254	126,045
Two Harbors Investment Corp.	13,875	140,692
		266,737

Road & Rail - 1.6%
Landstar System, Inc.	4,926	284,329
Quality Distribution, Inc.*	9,785	134,837
		419,166

Semiconductors & Semiconductor Equipment - 4.3%
Cavium, Inc.*	5,770	178,524
Cymer, Inc.*	3,197	159,850
EZchip Semiconductor Ltd.*	5,281	228,825
Teradyne, Inc.*	23,620	398,942
Veeco Instruments, Inc.*	6,145	175,747
		1,141,888

Software - 11.0%
ANSYS, Inc.*	4,070	264,631
Compuware Corp.*	35,213	323,607
Fortinet, Inc.*	16,383	452,990
Informatica Corp.*	5,698	301,424
NICE Systems Ltd. (ADR)*	10,934	429,706
Opnet Technologies, Inc.	8,470	245,630
Progress Software Corp.*	8,091	191,109
QLIK Technologies, Inc.*	11,654	372,928
TIBCO Software, Inc.*	10,627	324,125
		2,906,150

Specialty Retail - 9.1%
Chico's FAS, Inc.	9,916	149,731
Francesca's Holdings Corp.*	5,895	186,341
Genesco, Inc.*	13,472	965,269
GNC Holdings, Inc.	13,310	464,386
Sally Beauty Holdings, Inc.*	5,111	126,753
Vitamin Shoppe, Inc.*	11,297	499,440
		2,391,920

Textiles, Apparel & Luxury Goods - 1.2%
Steven Madden Ltd.*	7,337	313,657

Total Equity Securities (Cost $20,028,786)		26,239,505

TIME DEPOSIT - 0.4%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.113%, 4/2/12	$103,372	103,372

Total Time Deposit (Cost $103,372)		103,372

TOTAL INVESTMENTS (Cost $20,132,158) - 100.2%		26,342,877
Other assets and liabilities, net - (0.2%)		(40,972)
NET ASSETS - 100%		$26,301,905

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LLC: Limited Liability Corporation
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2012

VARIABLE RATE DEMAND NOTES - 77.5%	PRINCIPAL AMOUNT	VALUE
2880 Stevens Creek LLC, 0.60%, 11/1/33, LOC: Bank of the West (r)	$2,885,000	$2,885,000
Cassia County Industrial Development Corp. Revenue, 0.39%, 8/1/26, LOC: RaboBank GRP, C/LOC: RaboBank (r)	3,000,000	3,000,000
CIDC-Hudson House LLC New York Revenue, 0.60%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	450,000	450,000
Colorado HFA Revenue, 0.17%, 10/15/16, CEI: Fannie Mae (r)	400,000	400,000
Columbia Alabama Industrial Development Board Pollution Control Revenue, 0.22%, 6/1/22, GA: Alabama Power Co. (r)	2,000,000	2,000,000
Congress/Commons LLC, 0.34%, 12/1/50, LOC: First Chicago Bank & Trust, C/LOC: FHLB (r)	2,000,000	2,000,000
Crawfordsville Indiana MFH Revenue, 0.43%, 1/1/33, LOC: FHLB (r)	785,000	785,000
District of Columbia Revenue, 0.17%, 4/1/38, LOC: PNC Bank (r)	120,000	120,000
Erie County New York IDA Revenue, 0.33%, 4/1/32, LOC: HSBC USA (r)	1,515,000	1,515,000
Fairpoint Regional Utility System, 1.21%, 3/1/24, LOC: Hancock Bank, C/LOC: FHLB (r)	2,700,000	2,700,000
Florida Housing Finance Corp. MFH Revenue, 0.19%, 10/15/32, CEI: Fannie Mae (r)	400,000	400,000
Gillette Wyoming Pollution Control Revenue, 0.17%, 1/1/18, LOC: Barclays Bank (r)	1,800,000	1,800,000
Goshen Indiana Economic Development Revenue, 0.20%, 10/1/42, LOC: JPMorgan Chase Bank (r)	900,000	900,000
Hayward California MFH Revenue, 0.25%, 5/1/38, CEI: Freddie Mac (r)	805,000	805,000
HBPWH Building Co., 0.24%, 11/1/22, LOC: Wells Fargo Bank (r)	850,000	850,000
Hopkinsville Kentucky Industrial Building LO Revenue, 0.28%, 8/1/24, LOC: Comerica Bank (r)	945,000	945,000
Illinois Development Finance Authority Revenue, 0.18%, 6/1/19, LOC: Northern Trust Co. (r)	905,000	905,000
Illinois Toll Highway Authority Revenue:
0.17%, 7/1/30, LOC: Northern Trust Co. (r)	2,200,000	2,200,000
0.18%, 7/1/30, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	2,000,000	2,000,000
Kansas Development Finance Authority MFH Revenue, 0.19%, 7/1/30, CEI: Freddie Mac (r)	400,000	400,000
Legacy Park LLC, 0.35%, 1/1/58, LOC: Fifth Third Bank (r)	1,500,000	1,500,000
Massachusetts Development Finance Agency Revenue, 0.25%, 9/1/16, LOC: TD Bank (r)	820,000	820,000
Meridian Ranch Colorado Metropolitan District GO, 0.21%, 12/1/38, LOC: US Bank (r)	990,000	990,000
Michigan Hospital Finance Authority Revenue, 0.22%, 3/1/30, LOC: Comerica Bank (r)	400,000	400,000
Michigan Strategic Fund LO Revenue, 0.66%, 9/1/22, LOC: Bank of America (r)	760,000	760,000
Mississippi Business Finance Corp. Revenue, 0.19%, 3/1/17, LOC: PNC Bank (r)	140,000	140,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue, 0.18%, 6/1/34, LOC: U.S. Bank (r)	1,047,000	1,047,000
Nevada Housing Division Revenue, 0.19%, 4/15/39, CEI: Fannie Mae (r)	1,200,000	1,200,000
New Britain Connecticut GO Revenue, 0.32%, 2/1/26, LOC: JP Morgan Chase Bank (r)	115,000	115,000
New York City Housing Development Corp. MFH Revenue:
0.17%, 11/15/37, CEI: Fannie Mae (r)	1,800,000	1,800,000
0.17%, 11/1/38, CEI: Freddie Mac (r)	900,000	900,000
New York State HFA Revenue, 0.27%, 5/1/42, LOC: Wells Fargo Bank (r)	620,000	620,000
New York State MMC Corp. Revenue, 0.60%, 11/1/35, LOC: JPMorgan Chase Bank (r)	1,880,000	1,880,000
Northwest University, 0.21%, 9/1/18, LOC: Bank of America (r)	1,750,000	1,750,000
Overseas Private Investment Corp., 0.07%, 6/15/31, GA: US Government (r)	1,974,359	1,974,359
Palm Beach County Florida Revenue, 0.21%, 1/1/34, LOC: TD Bank (r)	915,000	915,000
Rathbone LLC, 0.28%, 1/1/38, LOC: Comerica Bank (r)	1,445,000	1,445,000
Rex Lumber LLC, 0.22%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB (r)	940,000	940,000
Rhode Island Student Loan Authority Revenue, 0.16%, 6/1/48, LOC: State Street Bank & Trust (r)	2,800,000	2,800,000
Shawnee Kansas Private Activity Revenue, 0.60%, 12/1/12, LOC: JPMorgan Chase Bank (r)	185,000	185,000
South Dakota MFH Development Authority Revenue, 0.19%, 1/1/44, CEI: Freddie Mac (r)	520,000	520,000
Terre Haute Indiana Revenue, 0.48%, 8/1/36, LOC: Sovereign Bank (r)	2,915,000	2,915,000
Vermont Educational & Health Buildings Financing Agency Revenue, 0.25%, 6/1/22, LOC: Chittenden Trust Co., C/LOC: Wells Fargo Bank (r)	880,000	880,000
Warrior Roofing Manufacturing of Georgia LLC, 0.50%, 12/15/34, LOC: Bank of Tuscaloosa, C/LOC: FHLB (r)	1,495,000	1,495,000
Wilkes-Barre Pennsylvania GO, 0.20%, 11/1/25, LOC: PNC Bank (r)	2,640,000	2,640,000

Total Variable Rate Demand Notes (Cost $57,691,359)		57,691,359

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 4.0%
Fannie Mae Discount Notes, 0.17%, 6/18/12	3,000,000	2,998,895

Total U.S. Government Agencies And Instrumentalities (Cost $2,998,895)		2,998,895

U.S. TREASURY - 14.9%
United States Treasury Notes:
0.375%, 8/31/12	3,000,000	3,002,854
4.125%, 8/31/12	1,000,000	1,016,505
4.25%, 9/30/12	1,000,000	1,020,357
0.375%, 10/31/12	2,000,000	2,002,377
0.625%, 1/31/13	1,000,000	1,004,014
1.375%, 2/15/13	1,000,000	1,010,751
0.625%, 2/28/13	1,000,000	1,004,303
1.375%, 3/15/13	1,000,000	1,011,128

Total U.S. Treasury (Cost $11,072,289)		11,072,289

TIME DEPOSIT - 0.1%
State Street Bank Time Deposit, 0.113%, 4/2/12	46,071	46,071

Total Time Deposit (Cost $46,071)		46,071

TOTAL INVESTMENTS (Cost $71,808,614) - 96.5%		71,808,614
Other assets and liabilities, net - 3.5%		2,578,095
NET ASSETS - 100%		$74,386,709

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
C/LOC: Confirming Letter of Credit
CEI: Credit Enhancement Instrument
GA: Guaranty Agreement
LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2012

ASSET-BACKED SECURITIES - 1.3%	PRINCIPAL AMOUNT	VALUE
DT Auto Owner Trust:
2.36%, 4/15/13 (e)	$55,481	$55,495
0.96%, 1/15/14 (e)	85,592	85,559
1.40%, 8/15/14 (e)	72,184	72,202
Enterprise Mortgage Acceptance Co. LLC, 7.649%, 1/15/27 (e)(r)	247,605	141,754
Santander Drive Auto Receivables Trust:
1.36%, 3/15/13	6,288	6,290
1.01%, 7/15/13 (e)	141,091	141,176

Total Asset-Backed Securities (Cost $501,551)		502,476

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%
Credit Suisse First Boston Mortgage Securities Corp., 4.597%, 3/15/35	268,705	273,516
Wachovia Bank Commercial Mortgage Trust, 5.23%, 7/15/41 (r)	39,437	39,731

Total Commercial Mortgage-Backed Securities (Cost $314,089)		313,247

CORPORATE BONDS - 71.7%
Alcoa, Inc., 5.40%, 4/15/21	150,000	154,997
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	96,336	—
Ally Financial, Inc., 6.625%, 5/15/12	150,000	150,900
America Movil SAB de CV, 2.375%, 9/8/16	100,000	101,233
American Express Bank FSB, 0.392%, 6/12/12 (r)	110,000	110,021
American Express Credit Corp.:
2.80%, 9/19/16	125,000	128,425
2.375%, 3/24/17	100,000	100,154
American International Group, Inc., 3.80%, 3/22/17	250,000	253,139
American National Red Cross, 5.422%, 11/15/13	335,000	339,740
AmerisourceBergen Corp., 3.50%, 11/15/21	40,000	40,808
Amgen, Inc.:
2.50%, 11/15/16	50,000	51,381
3.875%, 11/15/21	50,000	51,197
5.15%, 11/15/41	50,000	50,202
Anadarko Petroleum Corp., 6.375%, 9/15/17	100,000	118,822
Anheuser-Busch InBev Worldwide, Inc., 1.204%, 3/26/13 (r)	200,000	201,149
APL Ltd., 8.00%, 1/15/24 (b)	400,000	244,000
ArcelorMittal:
4.50%, 2/25/17	150,000	150,439
6.75%, 3/1/41	60,000	56,227
ASIF Global Financing XIX, 4.90%, 1/17/13 (e)	491,000	499,057
AT&T, Inc.:
2.95%, 5/15/16	100,000	105,673
3.875%, 8/15/21	225,000	237,983
Atlantic City Electric Co., 6.625%, 8/1/13	500,000	530,560
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	650,000	—
Bank of America Corp.:
2.131%, 7/11/14 (r)	100,000	97,939
4.50%, 4/1/15	200,000	207,153
3.75%, 7/12/16	50,000	50,249
5.625%, 10/14/16	150,000	159,478
3.875%, 3/22/17	200,000	201,103
5.70%, 1/24/22	400,000	423,434
Bank of America NA, 5.30%, 3/15/17	250,000	260,892
Bank of New York Mellon Corp.:
1.70%, 11/24/14	100,000	101,565
2.40%, 1/17/17	50,000	51,184
Bank of Nova Scotia:
1.25%, 11/7/14 (e)	300,000	302,415
1.95%, 1/30/17 (e)	100,000	101,098
Barrick Gold Corp., 5.25%, 4/1/42 (e)	100,000	98,569
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	100,000	100,922
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	250,000	260,000
Boston Properties LP, 3.70%, 11/15/18	100,000	103,427
Calpine Corp. Escrow (b)*	125,000	—
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	200,000	196,743
Cemex SAB de CV, 5.47%, 9/30/15 (e)(r)	150,000	135,375
CIT Group, Inc., 4.75%, 2/15/15 (e)	75,000	75,662
Citigroup, Inc.:
3.953%, 6/15/16	400,000	411,062
4.45%, 1/10/17	100,000	104,751
CNPC HK Overseas Capital Ltd., 3.125%, 4/28/16 (e)	250,000	256,922
Colgate-Palmolive Co., 1.30%, 1/15/17	50,000	50,041
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17	100,000	102,234
Corning, Inc., 4.75%, 3/15/42	400,000	387,355
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	400,000	411,566
CVS Pass-Through Trust:
6.036%, 12/10/28	172,887	189,552
7.507%, 1/10/32 (e)	479,316	574,120
Daimler Finance North America LLC, 2.625%, 9/15/16 (e)	200,000	206,396
DDR Corp., 4.75%, 4/15/18	300,000	310,775
Discover Bank, 8.70%, 11/18/19	300,000	373,317
Dow Chemical Co., 5.25%, 11/15/41	150,000	154,937
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75,000	74,275
Ecolab, Inc., 4.35%, 12/8/21	150,000	159,017
El Paso Corp., 7.875%, 6/15/12	100,000	100,999
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	400,000	430,000
ERP Operating LP, 4.625%, 12/15/21	100,000	105,294
FMG Resources August 2006 Pty. Ltd.:
7.00%, 11/1/15 (e)	300,000	306,000
6.875%, 4/1/22 (e)	200,000	195,000
Ford Motor Credit Co. LLC:
3.875%, 1/15/15	200,000	201,952
4.25%, 2/3/17	100,000	101,075
5.875%, 8/2/21	200,000	215,718
France Telecom SA, 5.375%, 1/13/42	100,000	105,720
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/22	150,000	144,063
FUEL Trust, 4.207%, 4/15/16 (e)	200,000	205,255
General Electric Capital Corp.:
3.35%, 10/17/16	100,000	106,085
2.90%, 1/9/17	200,000	207,472
5.625%, 9/15/17	150,000	174,628
5.625%, 5/1/18	200,000	231,817
4.65%, 10/17/21	100,000	106,432
General Motors Corp. Escrow (b)*	500,000	3,750
General Motors Corp. Escrow (b)*	200,000	1,500
Georgia-Pacific LLC, 8.25%, 5/1/16 (e)	100,000	110,295
Gilead Sciences, Inc., 4.40%, 12/1/21	50,000	52,484
Glitnir Banki HF:
2.95%, 10/15/08 (y)*	400,000	108,000
3.046%, 4/20/10 (e)(r)(y)*	600,000	162,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)(y)*	100,000	10
Goldman Sachs Group, Inc.:
5.25%, 7/27/21	300,000	296,975
5.75%, 1/24/22	350,000	360,059
Greif, Inc., 6.75%, 2/1/17	200,000	215,000
Harley-Davidson Funding Corp., 5.25%, 12/15/12 (e)	200,000	205,266
HCA, Inc.:
6.95%, 5/1/12	100,000	100,250
6.25%, 2/15/13	100,000	102,625
Hershey Co., 1.50%, 11/1/16	50,000	50,349
Hewlett-Packard Co., 2.20%, 12/1/15	300,000	303,205
HSBC Finance Corp., 0.824%, 9/14/12 (r)	350,000	349,813
International Business Machines Corp.:
0.875%, 10/31/14	300,000	300,918
2.90%, 11/1/21	100,000	101,440
International Lease Finance Corp., 5.875%, 4/1/19	200,000	193,291
Irwin Land LLC, 5.03%, 12/15/25 (e)	150,000	155,394
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	27,324	27
John Deere Capital Corp.:
1.25%, 12/2/14	75,000	75,970
2.00%, 1/13/17	50,000	51,003
Jones Group, Inc., 6.875%, 3/15/19	200,000	195,750
JPMorgan Chase & Co.:
4.40%, 7/22/20	300,000	311,224
4.35%, 8/15/21	250,000	255,433
4.50%, 1/24/22	300,000	312,102
Kennametal, Inc., 3.875%, 2/15/22	100,000	100,695
Kern River Funding Corp., 6.676%, 7/31/16 (e)	34,359	38,291
Kraft Foods, Inc., 1.457%, 7/10/13 (r)	100,000	100,638
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	300,000	288,375
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	200,000	167,890
Lowe's Co.'s, Inc., 3.80%, 11/15/21	60,000	63,652
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	42,000	105
8.30%, 12/1/37 (e)(m)*	100,000	250
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	100,000	100,292
MetLife Institutional Funding II, 1.481%, 4/4/14 (r)(e)	200,000	200,711
Morgan Stanley:
6.25%, 8/28/17	300,000	315,915
5.50%, 7/24/20	200,000	195,197
National Fuel Gas Co., 6.50%, 4/15/18	100,000	112,582
Nationwide Health Properties, Inc., 6.59%, 7/7/38	70,000	72,876
New York Life Global Funding, 1.65%, 5/15/17 (e)	50,000	49,582
Newmont Mining Corp.:
3.50%, 3/15/22	100,000	96,341
4.875%, 3/15/42	100,000	93,042
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	300,000	315,975
O'Reilly Automotive, Inc., 4.625%, 9/15/21	200,000	210,835
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	250,000	—
Overseas Shipholding Group, Inc., 8.125%, 3/30/18	100,000	75,500
PacifiCorp:
2.95%, 2/1/22	250,000	246,457
4.10%, 2/1/42	100,000	96,111
PepsiCo, Inc.:
2.75%, 3/5/22	100,000	97,297
4.00%, 3/5/42	100,000	94,764
Pernod-Ricard SA:
4.25%, 7/15/22 (e)	50,000	50,129
5.50%, 1/15/42 (e)	100,000	100,531
Pioneer Natural Resources Co., 5.875%, 7/15/16	250,000	277,364
PPF Funding, Inc., 5.50%, 1/15/14 (e)	150,000	153,157
Rio Tinto Finance USA plc:
3.50%, 3/22/22	150,000	150,275
4.75%, 3/22/42	100,000	99,792
Royal Bank of Canada, 1.45%, 10/30/14	250,000	253,309
SABMiller Holdings, Inc., 3.75%, 1/15/22 (e)	255,000	259,427
SBA Tower Trust, 4.254%, 4/15/40 (e)	200,000	208,530
Schlumberger Investment SA, 3.30%, 9/14/21 (e)	200,000	202,628
Southern Power Co., 5.15%, 9/15/41	75,000	78,590
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	250,000	255,000
SSIF Nevada LP, 1.267%, 4/14/14 (e)(r)	200,000	198,475
SunTrust Bank, 0.782%, 8/24/15 (r)	500,000	456,345
Target Corp., 2.90%, 1/15/22	150,000	148,256
Telefonica Emisiones SAU, 5.134%, 4/27/20	300,000	286,928
TIERS Trust:
8.45%, 12/1/17 (b)(e)(n)*	219,620	220
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	111,940
Time Warner Cable, Inc., 5.50%, 9/1/41	200,000	209,506
Time Warner, Inc.:
4.00%, 1/15/22	90,000	93,484
5.375%, 10/15/41	100,000	105,069
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	2,500,000	271,250
2/15/45 (b)(e)	5,802,419	895,313
Toronto-Dominion Bank, 2.375%, 10/19/16	100,000	102,576
Toyota Motor Credit Corp.:
2.05%, 1/12/17	100,000	101,495
3.30%, 1/12/22	50,000	50,972
United Air Lines, Inc., 12.75%, 7/15/12	196,416	201,817
UnitedHealth Group, Inc.:
3.375%, 11/15/21	50,000	51,323
4.625%, 11/15/41	50,000	50,013
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	400,000	417,626
Verizon Communications, Inc.:
3.50%, 11/1/21	250,000	255,765
4.75%, 11/1/41	100,000	101,224
Volkswagen International Finance NV, 1.191%, 4/1/14 (e)(r)	300,000	299,062
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	300,000	283,500
Walt Disney Co.:
0.875%, 12/1/14	50,000	50,222
2.55%, 2/15/22	100,000	97,115
4.125%, 12/1/41	50,000	48,760
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	363,856	226,118
Xerox Corp.:
5.50%, 5/15/12	150,000	150,765
1.874%, 9/13/13 (r)	150,000	151,328

Total Corporate Bonds (Cost $29,884,133)		28,319,850

MUNICIPAL OBLIGATIONS - 9.4%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.21%, 3/1/13	140,000	145,369
Kern County California PO Revenue Bonds, Zero Coupon:
8/15/19	170,000	109,142
8/15/20	365,000	216,040
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	250,000	252,997
New York City IDA Revenue Bonds, 6.027%, 1/1/46	200,000	167,498
Oconto Falls Wisconsin Public School District GO Bonds, 5.70%, 3/1/16	415,000	468,037
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	70,000	75,340
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/22	175,000	94,486
8/1/23	185,000	91,272
8/1/24	200,000	89,446
8/1/25	215,000	87,823
8/1/26	230,000	85,712
San Bernardino County California Financing Authority PO Revenue Bonds, Zero Coupon:
8/1/12	200,000	198,460
8/1/15	251,000	215,187
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	150,000	168,742
Thorp Wisconsin School District GO Bonds, 5.75%, 4/1/16	155,000	175,528
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.584%, 9/1/27 (e)	250,000	284,100
West Covina California Public Financing Authority Lease Revenue Bonds:
5.41%, 6/1/12	80,000	80,339
6.05%, 6/1/26	750,000	719,220

Total Municipal Obligations (Cost $3,678,509)		3,724,738

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.8%
Fannie Mae:
3.50%, 4/12/12	315,000	323,466
4.00%, 4/12/12	375,000	393,164

Total U.S. Government Agency Mortgage-Backed Securities (Cost $720,319)		716,630

U.S. TREASURY - 11.6%
United States Treasury Bonds:
3.125%, 11/15/41	931,000	893,033
3.125%, 2/15/42	1,979,000	1,897,058
United States Treasury Notes:
0.875%, 2/28/17	1,060,000	1,052,547
2.00%, 2/15/22	772,000	757,163

Total U.S. Treasury (Cost $4,708,933)		4,599,801

FLOATING RATE LOANS(d)- 0.3%
Clear Channel Communications, Inc., 3.673%, 1/29/16 (r)	137,017	110,881

Total Floating Rate Loans (Cost $128,978)		110,881

TIME DEPOSIT - 4.7%
State Street Bank Time Deposit, 0.113%, 4/2/12	1,853,840	1,853,840

Total Time Deposit (Cost $1,853,840)		1,853,840

EQUITY SECURITIES - 0.2%	SHARES
Avado Brands, Inc. (b)*	1,601	—
Intermet Corp. (b)*	1,573	—
Woodbourne Capital:
Trust I, Preferred (b)(e)	50,000	22,160
Trust II, Preferred (b)(e)	50,000	22,160
Trust III, Preferred (b)(e)	50,000	22,160
Trust IV, Preferred (b)(e)	50,000	22,160

Total Equity Securities (Cost $261,154)		88,640

TOTAL INVESTMENTS (Cost $42,051,506) - 101.8%		40,230,103
Other assets and liabilities, net - (1.8%)		(705,213)
NET ASSETS - 100%		$39,524,890

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	11	6/12	$1,424,328	($16,748)

Sold:
2 Year U.S. Treasury Notes	34	6/12	7,484,781	3,676
5 Year U.S. Treasury Notes	3	6/12	367,617	2,574
30 Year U.S. Treasury Bonds	12	6/12	1,653,000	55,500
Total Sold				$61,750

(b) This security was valued by the Board of Directors. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Bank HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SRI EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2012

EQUITY SECURITIES - 99.7%	SHARES	VALUE
Air Freight & Logistics - 3.9%
C.H. Robinson Worldwide, Inc.	3,330	$218,082
Expeditors International of Washington, Inc.	4,160	193,481
		411,563

Beverages - 3.8%
PepsiCo, Inc.	2,790	185,117
The Coca-Cola Co.	2,900	214,629
		399,746

Biotechnology - 2.0%
Gilead Sciences, Inc.*	4,430	216,405

Capital Markets - 2.1%
T. Rowe Price Group, Inc.	3,330	217,449

Chemicals - 2.6%
Ecolab, Inc.	4,520	278,974

Commercial Banks - 3.9%
SunTrust Banks, Inc.	6,430	155,413
Wells Fargo & Co.	7,370	251,612
		407,025

Communications Equipment - 6.9%
Acme Packet, Inc.*	3,220	88,614
Juniper Networks, Inc.*	5,870	134,306
QUALCOMM, Inc.	7,380	501,988
		724,908

Computers & Peripherals - 4.0%
Apple, Inc.*	700	419,629

Consumer Finance - 2.6%
American Express Co.	4,680	270,785

Diversified Financial Services - 1.4%
IntercontinentalExchange, Inc.*	1,100	151,162

Electrical Equipment - 1.9%
Cooper Industries plc	3,110	198,885

Energy Equipment & Services - 5.0%
Cameron International Corp.*	6,820	360,300
Noble Corp.*	4,410	165,243
		525,543

Food & Staples Retailing - 5.3%
Costco Wholesale Corp.	1,960	177,968
CVS Caremark Corp.	8,400	376,320
		554,288

Food Products - 0.8%
Green Mountain Coffee Roasters, Inc.*	1,770	82,907

Health Care Equipment & Supplies - 2.5%
Edwards Lifesciences Corp.*	2,220	161,461
Intuitive Surgical, Inc.*	180	97,515
		258,976

Health Care Technology - 1.5%
Cerner Corp.*	2,030	154,605

Hotels, Restaurants & Leisure - 2.3%
Starbucks Corp.	4,360	243,680

Industrial Conglomerates - 4.0%
3M Co.	1,510	134,707
Danaher Corp.	5,180	290,080
		424,787

Insurance - 0.8%
Aflac, Inc.	1,850	85,082

Internet & Catalog Retail - 5.1%
Amazon.com, Inc.*	870	176,184
priceline.com, Inc.*	500	358,750
		534,934

Internet Software & Services - 4.6%
Google, Inc.*	440	282,145
MercadoLibre, Inc.	2,030	198,514
		480,659

IT Services - 4.8%
Cognizant Technology Solutions Corp.*	4,270	328,576
International Business Machines Corp.	860	179,439
		508,015

Multiline Retail - 2.0%
Kohl's Corp.	4,240	212,127

Oil, Gas & Consumable Fuels - 5.7%
QEP Resources, Inc.	6,950	211,975
Suncor Energy, Inc.	11,750	384,225
		596,200

Pharmaceuticals - 7.8%
Allergan, Inc.	5,230	499,099
Novartis AG (ADR)	3,310	183,407
Perrigo Co.	1,360	140,502
		823,008

Semiconductors & Semiconductor Equipment - 1.5%
Texas Instruments, Inc.	4,810	161,664

Software - 7.4%
Informatica Corp.*	880	46,552
Intuit, Inc.	3,300	198,429
Microsoft Corp.	7,370	237,682
Salesforce.com, Inc.*	1,010	156,055
VMware, Inc.*	1,210	135,968
		774,686

Specialty Retail - 3.5%
CarMax, Inc.*	8,010	277,546
Lowe's Co.'s, Inc.	2,860	89,747
		367,293

Total Equity Securities (Cost $8,263,867)		10,484,985

TIME DEPOSIT - 1.2%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.113%, 4/2/12	$124,893	124,893

Total Time Deposit (Cost $124,893)		124,893

TOTAL INVESTMENTS (Cost $8,388,760) - 100.9%		10,609,878
Other assets and liabilities, net - (0.9%)		(94,713)
NET ASSETS - 100%		$10,515,165

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of seven separate portfolios. The Calvert VP SRI Equity, Calvert VP Small Cap Growth, Calvert VP SRI Strategic, and Calvert VP Money Market Portfolios are registered as diversified portfolios. The Calvert VP SRI Mid Cap Growth, Calvert VP SRI Balanced, and Calvert VP Income Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation:   Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time).  The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.  The Board has delegated the day-to-day responsibility for determining the value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940.  Generally, if the credit quality is sufficient, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.  All securities for Calvert VP Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security shall be fair valued through either a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Board, or by a fair valuation as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all relevant facts that are reasonably available, through either public information or information available to the Advisor's portfolio management team, when determining the fair value of a security.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

The following amounts were fair valued in good faith under the direction of the Board as of March 31, 2012:

	Market Value	% of Net Assets
Calvert VP SRI Balanced	$4,674,707	1.5%
Calvert VP SRI Mid Cap Growth	1,015,312	2.3%
Calvert VP Income	1,616,640	4.1%

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Calvert VP SRI Mid Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$43,428,416	$1,015,312	-	$44,443,728
Other debt obligations	-	$348,812	-	348,812
TOTAL	$43,428,416	$1,364,124	-	$44,792,540

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

.

Calvert VP SRI Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$10,484,985	-	-	$10,484,985
Other debt obligations	-	$124,893	-	124,893
TOTAL	$10,484,985	$124,893	-	$10,609,878

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Grand Total
Asset-backed securities	-	$502,476	-	$502,476
Commercial mortgage-backed	-	313,247	-	313,247
Corporate debt	-	27,153,040	$1,166,810	28,319,850
Municipal obligations	-	3,724,738	-	3,724,738
U.S. government obligations	-	5,316,431	-	5,316,431
Equity securities *	-	88,640	-	88,640
Other debt obligations	-	1,964,721	-	1,964,721
TOTAL	-	$39,063,293	$1,166,810	$40,230,103

Other financial instruments **	$45,002	-	-	$45,002

*  For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Calvert VP Income	Corporate Debt	Equity Securities	Total
Balance as of 12/31/11	$1,355,721	-	$1,355,721
Accrued discounts/premiums	20,212	-	20,212
Realized gain (loss)	(506)	-	(506)
Change in unrealized appreciation (depreciation)	(73,823)	-	(73,823)
Purchases	-	-	-
Sales	(134,794)	-	(134,794)
Transfers in and/ or out of Level 3[1]	-	-	-
Balance as of 3/31/12	$1,166,810	-	$1,166,810

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

Calvert VP SRI Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$189,721,715	$886,400	-	$190,608,115
Asset backed securities	-	1,418,618	-	1,418,618
Collateralized mortgage-backed obligations	-	133,234	-	133,234
Commercial mortgage-backed securities	-	3,660,417	-	3,660,417
Corporate debt	-	63,054,069	$2,736,024	65,790,093
Municipal obligations	-	4,562,506	-	4,562,506
U.S. government obligations	-	34,256,170	-	34,256,170
Other debt obligations	-	18,411,338	-	18,411,338
TOTAL	$189,721,715	$126,382,752	$2,736,024***	$318,840,491

Other financial instruments**	($201,750)	-	-	($201,750)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.2% of net assets.

Calvert VP SRI Strategic	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$70,413,500	-	-	$70,413,500
Corporate debt	-	$553,600	-	553,600
Other debt obligations	-	1,381,758	-	1,381,758
TOTAL	$70,413,500	$1,935,358	-	$72,348,858

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Small Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$26,239,505	-	-	$26,239,505
Other debt obligations	-	$103,372	-	103,372
TOTAL	$26,239,505	$103,372	-	$26,342,877

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Money Market	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$14,071,184	-	$14,071,184
Variable rate demand notes	-	57,691,359	-	57,691,359
Other debt obligations	-	46,071	-	46,071
TOTAL	-	$71,808,614	-	$71,808,614

*  For a complete listing of investments, please refer to the Schedule of Investments.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.  The Fund is subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies.  The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund. During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.

During the period, Calvert VP Income Portfolio invested in 2 year, 5 year, 10 year, and 30 year U.S. Treasury Bond Futures. The volume of activity has varied throughout the year with a weighted average of 0 contracts and $696,669 weighted average notional value.

During the period, Calvert VP SRI Balanced Portfolio invested in 2 year, 5 year, 10 year, and 30 year U.S. Treasury Bond Futures. The volume of activity has varied throughout the year with a weighted average of 84 contracts and $910,871 weighted average notional value.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedule of Investments.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as income in the accompanying financial statements.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses.  Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013.  Management is currently evaluating the impact the adoption of this pronouncement will have on the Fund's financial statements and related disclosures.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2012, and net realized capital loss carryforwards as of December 31, 2011 with expiration dates:

	CALVERT VP SRI EQUITY	CALVERT VP SRI MID CAP GROWTH	CALVERT VP SRI BALANCED
Federal income tax cost	$8,438,152	$36,092,509	$295,430,012
Unrealized appreciation	2,278,752	9,360,886	38,610,932
Unrealized (depreciation)	(107,026)	(660,855)	(15,200,453)
Net appreciation (depreciation)	$2,171,726	$8,700,031	$23,410,479

	CALVERT VP INCOME	CALVERT VP SRI STRATEGIC	CALVERT VP SMALL CAP GROWTH
Federal income tax cost	$42,093,689	$68,300,789	$20,211,439
Unrealized appreciation	1,089,445	9,314,820	7,209,509
Unrealized (depreciation)	(2,953,031)	(5,266,751)	(1,078,071)
Net appreciation (depreciation)	($1,863,586)	$4,048,069	$6,131,438

CALVERT VP MONEY MARKET
Federal income tax cost	$71,808,614
Unrealized appreciation	-
Unrealized (depreciation)	-
Net appreciation (depreciation)	-

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	CALVERT VP SRI BALANCED	CALVERT VP INCOME	CALVERT VP SRI EQUITY
31-Dec-12	-	-	($2,240)
31-Dec-13	-	-	-
31-Dec-15	-	($2,998,622)	-
31-Dec-16	($10,422,478)	(1,237,349)	-
31-Dec-17	(12,011,647)	(1,654,294)	(41,983)
31-Dec-18	-	(175,128)	-

EXPIRATION DATE	CALVERT VP SRI STRATEGIC	CALVERT VP SMALL CAP GROWTH
31-Dec-16	($3,304,975)	-
31-Dec-17	(4,955,593)	($674,238)

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period.  These losses will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

NOTE C — REORGANIZATION

On December 9, 2010, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert VP Balanced Index Portfolio (“Balanced Index”) for shares of the acquiring portfolio, Calvert VP SRI Balanced Portfolio (“SRI Balanced”) and the assumption of the liabilities of Balanced Index.  Shareholders approved the Plan at a meeting on April 15, 2011 and the reorganization took place on April 29, 2011.

The acquisition was accomplished by a tax-free exchange of the following shares:

MERGED PORTFOLIO	SHARES	ACQUIRING PORTFOLIO	SHARES	VALUE
Balanced Index	310,596	SRI Balanced	8,498,008	$15,372,896

For financial reporting purposes, assets received and shares issued by SRI Balanced were recorded at fair value; however, the cost basis of the investments received from Balanced Index were carried forward to align ongoing reporting of SRI Balanced’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

		UNREALIZED
		APPRECIATION	ACQUIRING
MERGED PORTFOLIO	NET ASSETS	(DEPRECIATION)	PORTFOLIO	NET ASSETS
Balanced Index	$15,372,896	$2,510,976	SRI Balanced	$354,121,549

NOTE D — IN-KIND TRANSFER OF SECURITIES

During the period ended March 31, 2012, the Calvert VP Balanced Index Portfolio redeemed shares of beneficial interest in exchange for securities.  The securities were transferred at their current value on the date of transaction.

Transaction Date	Shares	Redeemed Value	Gain (Loss)
2/17/2012	766,400	$41,007,227	$7,509,522

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

            A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:       /s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer

Date:    May 30, 2012

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    May 30, 2012

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    May 30, 2012